STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Convertible note description	Company acquired a convertible note from Ault Lending, in the principal amount of $102,000. The convertible note accrued interest at 10% per annum, is due on December 15, 2023. The principal, together with any accrued but unpaid interest on the amount of principal, was convertible into shares of Common Stock at Ault Lending’s option at a conversion price of $0.01 per share. On October 12, 2022, Ault Lending converted the principal and accrued interest on the note in the aggregate amount of $109,901, into 10,990,142 shares of Common Stock.
Preferred stock, shares issued	25,000	25,000
Preferred stock, shares outstanding	25,000	25,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued	25,000
Preferred stock, shares outstanding	25,000
Preferred stock, stated value	$ 1,000
Preferred stock, aggregate value	$ 25,000,000
Dividend rate	8.00%